Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Net loss	$ (3,228,000)	$ (2,968,000)	$ (5,292,000)	$ (4,947,000)	$ (10,534,000)	$ (7,130,000)
Weighted average number of common shares outstanding, Basic and diluted	2,408,200	1,449,240	2,345,500	1,449,240	1,707,620	1,356,060
Net loss attributable to common stockholders per share, Basic and diluted	$ (1.34)	$ (2.04)	$ (2.26)	$ (3.41)	$ (6.17)	$ (5.26)